Share based compensation (Summary of Restricted Share Units Activity) (Details) - 2011 Incentive Scheme [Member] - Restricted share units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of restricted shares
Outstanding at the beginning of the period (in shares)	38,806,095	44,302,600	26,695,621
Granted (in shares)	16,012,644	9,912,595	29,965,989
Forfeited (in shares)	(7,312,548)	(3,125,430)	(3,522,992)
Vested (in shares)	(11,222,589)	(12,283,670)	(8,836,018)
Outstanding at the end of the period (in shares)	36,283,602	38,806,095	44,302,600
Expected to vest at the end of the period (in shares)	34,548,581
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 1.5984	$ 0.9639	$ 1.0415
Granted (in dollars per share)	3.3358	3.5805	0.9338
Forfeited (in dollars per share)	1.8920	1.1859	1.0699
Vested (in dollars per share)	1.4374	1.0144	1.0429
Outstanding at the end of the period (in dollars per share)	2.3535	$ 1.5984	$ 0.9639
Expected to vest at the end of the period (in dollars per share)	$ 2.3356